Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (130,931,921)	$ (18,723,015)	¥ (37,365,434)	¥ (36,949,421)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	149,307	21,351	134,510	112,092
Change in expected credit losses	(240,982)	(34,460)	841,683	1,488,459
Allowance for inventory	1,883,635	269,355	494,459	503,079
Share base payment	16,423,683	2,348,555
Impairment loss on long-lived assets	2,108,517	301,514	2,238,525	1,107,027
Impairment loss on long-term investment				500,000
Gain/(Loss) on disposal of property and equipment			(3,893)
Changes in operating assets and liabilities:
Accounts receivable	(10,099,387)	(1,444,193)	20,309,367	(1,273,526)
Accounts receivable – a related party	(407,177)	(58,226)	(424,259)
Amount due from related parties	1,995,948	285,417	(3,229,309)	831,665
Inventories	(997,807)	(142,684)	3,033,987	(5,001,966)
Other receivables	(57,924,742)	(8,283,128)	(210,043)	(4,011,854)
Advances to suppliers	249,971	35,745	1,950,808	(53,696)
Other non-current assets	86,900	12,427	(281,632)	(171,874)
Accounts payable	19,493,416	2,787,521	(16,254,687)	(1,627,218)
Accounts payable – a related party	(18,595)	(2,659)	(88,034)	(30,908)
Salary and welfare payable	(897,562)	(128,350)	149,452	(3,400,663)
Advance from customers	(164,915)	(23,583)	512,618	(1,489,222)
Value added tax (“VAT”) and other tax payable	(156,479)	(22,376)	601,150	(115,371)
Other payables	1,300,394	185,954	3,391,790	(3,001,148)
Accrued liabilities	4,867,692	696,071	(82,393)	(96,449)
Amount due to related parties	9,137,854	1,306,696	7,145,948	8,879,617
Operating lease liabilities	(2,256,846)	(322,725)	(1,076,049)	(1,994,305)
Refund liability	(2,080,556)	(297,516)	2,080,556
Net cash used in operating activities	(148,479,652)	(21,232,309)	(16,130,880)	(45,795,682)
Cash flows from investing activities:
Payment for purchase of property and equipment	(1,007,753)	(144,107)	(37,773)	(111,891)
Payment for other noncurrent assets	(600,000)	(85,799)
Proceeds from disposal of property and equipment			4,400
Net cash used in investing activities	(1,607,753)	(229,906)	(33,373)	(111,891)
Cash flows from financing activities:
Loans from related parties	24,778,594	3,543,292	15,301,351	104,430,113
Repayment to related parties	(23,702,159)	(3,389,364)	(25,047,012)	(64,460,091)
Proceeds from short-term bank loans	56,000,000	8,007,893	44,100,000	28,000,000
Repayment of short-term bank loans	(37,958,333)	(5,427,969)	(31,141,667)	(15,664,494)
Proceeds from long-term bank loans	7,000,000	1,000,987	6,000,000	3,000,000
Repayment of long-term bank loans	(1,000,000)	(142,998)	(847,295)
Repayment of long-term loans	(119,500)	(17,088)	(391,667)	(470,272)
Loans from third parties	2,951,275	422,027	19,856,630	1,124,048
Repayment to third parties	(13,892,252)	(1,986,566)	(10,814,260)	(3,615,200)
Proceeds from IPO	163,932,614	23,442,052
Payment for deferred offering cost	(24,063,528)	(3,441,039)		(2,276,926)
Net cash provided by financing activities	153,926,711	22,011,227	17,016,080	50,067,178
Effect of exchange rate changes	(1,910,634)	(273,217)	(5,231)
Net increase in cash and cash equivalents and restricted cash	1,928,672	275,796	846,596	4,159,605
Cash and cash equivalents and restricted cash at beginning of the year	7,651,695	1,094,178	6,805,099	2,645,494
Cash and cash equivalents and restricted cash at end of the year	9,580,367	1,369,974	7,651,695	6,805,099
Including:
Cash and cash equivalents at beginning of the year	7,651,695	1,094,178	6,717,031	2,485,598
Restricted cash at beginning of the year			88,068	159,896
Including:
Cash and cash equivalents at end of the year	9,580,367	1,369,974	7,651,695	6,717,031
Restricted cash at end of the year				88,068
Supplemental disclosures of cash flows information:
Cash paid for income tax
Cash paid for interest expense	2,703,601	386,610	2,744,793	2,388,025
Supplemental disclosure of noncash investing and financing activities:
Property and equipment acquired by assuming a long-term loan				640,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	2,035,277	291,041	2,200,752	1,063,104
Conversion of convertible redeemable preferred shares into Class A ordinary shares upon IPO	1,668,974,247	238,660,143
Conversion of convertible redeemable non-controlling interest into non-controlling interest upon IPO	176,397,261	25,224,473
Reclassification of deferred offering costs to additional paid-in capital	29,129,441	4,165,455
Expensed of deferred offering costs before IPO	1,624,680	232,326
Net off deferred offering costs to other payable	¥ 747,087	$ 106,832